INVESTMENT IN PC GOLD INC.	12 Months Ended
Dec. 31, 2022
INVESTMENT IN PC GOLD INC.
INVESTMENT IN PC GOLD INC.

9. INVESTMENT IN PC GOLD INC.

Following the completion of the Stage 1 earn-in into PC Gold by Auteco, First Mining determined that its then 49% investment in the common shares of PC Gold gave it significant influence over PC Gold, requiring PC Gold to be recorded in First Mining’s financial statements using the equity method of accounting as an investment in an associate.

The initial recognition of the investment in an associate was accounted for based on an estimated fair value using a market approach to value Pickle Crow’s inferred resources on a per unit of metal basis derived from comparable gold project transactions. As at December 31, 2022, the Company owns a 30% interest in PC Gold Inc.

	December 31, 2022	December 31, 2021
Balance as at December 31, 2021	$21,570	$-
Acquisition – Initial Recognition on June 9, 2021	-	36,000
Equity income (loss)	2	(3)
Dilution of ownership - Stage 2 earn-in completion	-	(14,427)
Balance as at December 31, 2022	$21,572	$21,570

The subsequent equity accounting for PC Gold is based on audited results for the year-ended June 30,2022, and on the unaudited six-month period ended December 31, 2022. The Company’s estimated equity share of PC Gold’s net gain for the year ended December 31, 2022 was $2,000.